Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									$ (247)	$ 258	$ (254)
Realized Gain (Loss) on derivatives									(208)	(155)	(59)
Unrealized Gain (Loss) on Hedged Item									690	(141)	110
Derivative Gain (Loss) on Derivatives Net, Total									235	(38)	(203)
Less: realized gains (losses) recorded in interest expense									503	590	756
Unrealized Gain (Loss) on Derivatives, Total									(247)	258	(254)
Realized Gain (Loss) on derivatives, Total									(711)	(745)	(815)
Unrealized Gain (Loss) on Hedged Item, Total									690	(141)	110
Total Gain (Loss)	(128)	(127)	18	(31)	(28)	(233)	6	(372)	(268)	(628)	(959)
Fair Value [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(805)	(33)	(220)
Realized Gain (Loss) on derivatives									512	616	795
Unrealized Gain (Loss) on Hedged Item									690	(141)	110
Derivative Gain (Loss) on Derivatives Net, Total									397	442	685
Fair Value [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(806)	(75)	503
Realized Gain (Loss) on derivatives									414	449	481
Unrealized Gain (Loss) on Hedged Item									873	41	(554)
Derivative Gain (Loss) on Derivatives Net, Total									481	415	430
Fair Value [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									1	42	(723)
Realized Gain (Loss) on derivatives									98	167	314
Unrealized Gain (Loss) on Hedged Item									(183)	(182)	664
Derivative Gain (Loss) on Derivatives Net, Total									(84)	27	255
Cash Flow [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives										(1)	(1)
Realized Gain (Loss) on derivatives									(9)	(26)	(39)
Derivative Gain (Loss) on Derivatives Net, Total									(9)	(27)	(40)
Cash Flow [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives										(1)	(1)
Realized Gain (Loss) on derivatives									(9)	(26)	(39)
Derivative Gain (Loss) on Derivatives Net, Total									(9)	(27)	(40)
Trading [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									558	292	(33)
Realized Gain (Loss) on derivatives									(711)	(745)	(815)
Derivative Gain (Loss) on Derivatives Net, Total									(153)	(453)	(848)
Trading [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(107)	(66)	183
Realized Gain (Loss) on derivatives									71	108	69
Derivative Gain (Loss) on Derivatives Net, Total									(36)	42	252
Trading [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(101)	(59)	29
Realized Gain (Loss) on derivatives									35	7	8
Derivative Gain (Loss) on Derivatives Net, Total									(66)	(52)	37
Trading [Member] | Floor Income Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									785	412	(267)
Realized Gain (Loss) on derivatives									(815)	(859)	(903)
Derivative Gain (Loss) on Derivatives Net, Total									(30)	(447)	(1,170)
Trading [Member] | Other [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Derivatives									(19)	5	22
Realized Gain (Loss) on derivatives									(2)	(1)	11
Derivative Gain (Loss) on Derivatives Net, Total									$ (21)	$ 4	$ 33